Basis of presentation and general information (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Name of reporting entity or other means of identification			Globus Maritime Limited
Domicile of entity			Marshall Islands
Description of nature of entity's operations and principal activities			The principal business of the Company is the ownership and operation of a fleet of dry bulk motor vessels (“m/v”), providing maritime services for the transportation of dry cargo products on a worldwide basis.
Description of compliance with IFRSs if applied for interim financial report			IAS 34
Comprehensive income	$ (1,161,000)	$ 11,015,000	$ 1,425,000	$ 23,098,000
Cash and cash equivalents	$ 53,234,000	$ 43,638,000	53,234,000	$ 43,638,000	$ 52,833,000	$ 45,213,000
Working capital surplus			$ 46,600,000